Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Future Minimum Lease Payments Under Non-cancellable Operating Leases

Future minimum lease payments as of December 31, 2017 and 2016 under non-cancellable operating leases are as follows:

	December 31, 2017	December 31, 2016
	RMB	RMB
No later than 1 year	11,519	10,108
Later than 1 year and no later than 5 years	37,033	30,757
Later than 5 years	180,833	148,961

	229,385	189,826

Exploration and Production Licenses Estimated Annual Payments

According to the current policy, estimated annual payments for the next five years are as follows:

	December 31, 2017	December 31, 2016
	RMB	RMB
Within one year	800	800
Between one and two years	800	800
Between two and three years	800	800
Between three and four years	800	800
Between four and five years	800	800